Deposits, Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Deposits, Prepayments and Other Current Assets
Deposits for office spaces leases	¥ 25,819	$ 3,573	¥ 24,852
Prepaid property management fee	2,540	352	16,975
Other current assets	18,033	2,495	9,377
Deposits, prepayments and other current assets	¥ 46,392	$ 6,420	¥ 51,204